Equity - Schedule of Repurchase Activity Under Share Repurchase Program (Details) - Class A Ordinary Share [Member] - Repurchase Activity [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Repurchase Activity Under Share Repurchase Program [Line Items]
Open market purchases, Total numbers of Class A Ordinary shares purchased	2,805,067
February 2025 [Member]
Schedule of Repurchase Activity Under Share Repurchase Program [Line Items]
Open market purchases, Total numbers of Class A Ordinary shares purchased	1,644,809
Open market purchases, Average price paid per Class A Ordinary share (in Dollars per share) | $ / shares	$ 4.99
March 2025 [Member]
Schedule of Repurchase Activity Under Share Repurchase Program [Line Items]
Open market purchases, Total numbers of Class A Ordinary shares purchased	1,160,258
Open market purchases, Average price paid per Class A Ordinary share (in Dollars per share) | $ / shares	$ 4.8